Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Warrant Activity
Expiring in 2016	-
Expiring in 2017	2,630,545
Expiring in 2018	113,831
Expiring thereafter	21,722,407